Prospectus Supplement                                          207619 09/03
dated September 30, 2003 to:

PUTNAM TAX-FREE HIGH YIELD FUND
Prospectus dated November 30, 2002

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader              Since   Experience
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David E. Hamlin               2003    1998 - Present    Putnam Management
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Portfolio members             Since   Experience
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Paul M. Drury                 2002    1989 - Present    Putnam Management
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Susan A. McCormack            2002    1994 - Present    Putnam Management
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James D. St. John             2003    1998 - Present    Putnam Management
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Richard P. Wyke               1987    1987 - Present    Putnam Management
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